Annual Fund Operating Expenses	Sep. 30, 2023
Eaton Vance California Municipal Opportunities Fund | Class A
Operating Expenses:
Management Fees	0.41%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.75%
Eaton Vance California Municipal Opportunities Fund | Class C
Operating Expenses:
Management Fees	0.41%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	1.50%
Eaton Vance California Municipal Opportunities Fund | Class I
Operating Expenses:
Management Fees	0.41%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.50%
Eaton Vance Massachusetts Municipal Income Fund
Operating Expenses:
 Interest Expense	0.09%
 Expenses other than Interest Expense	0.15%
Eaton Vance Massachusetts Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.79%
Eaton Vance Massachusetts Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.54%
Eaton Vance Massachusetts Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.35%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.59%
Eaton Vance National Municipal Income Fund
Operating Expenses:
 Interest Expense	0.08%
 Expenses other than Interest Expense	0.09%
Eaton Vance National Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.33%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.75%
Eaton Vance National Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.33%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.50%
Eaton Vance National Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.33%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.50%
Eaton Vance New York Municipal Income Fund
Operating Expenses:
 Interest Expense	0.13%
 Expenses other than Interest Expense	0.12%
Eaton Vance New York Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.39%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.84%
Eaton Vance New York Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.39%
Distribution and Service (12b-1) Fees	0.95%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.59%
Eaton Vance New York Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.39%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.64%
Eaton Vance Ohio Municipal Income Fund | Class A
Operating Expenses:
Management Fees	0.37%
Distribution and Service (12b-1) Fees	0.20%
 Interest Expense	0.16%
 Expenses other than Interest Expense	0.13%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.86%
Eaton Vance Ohio Municipal Income Fund | Class C
Operating Expenses:
Management Fees	0.37%
Distribution and Service (12b-1) Fees	0.95%
 Interest Expense	0.16%
 Expenses other than Interest Expense	0.14%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.62%
Eaton Vance Ohio Municipal Income Fund | Class I
Operating Expenses:
Management Fees	0.37%
Distribution and Service (12b-1) Fees	none
 Interest Expense	0.16%
 Expenses other than Interest Expense	0.13%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.66%